UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/09

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pacifica Capital Investments, LLC
Address:  P.O. Box 710
          5119 El Mirlo
          Rancho Santa Fe, CA 92067

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steve Leonard
Title:    Founder and Chief Investment Officer
Phone:    858-354-7180

Signature, Place, and Date of Signing:

     /s/ Steve Leonard            Rancho Santa Fe, CA          3/3/10
     ---------------------        -------------------         --------
          [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           27

Form 13F Information Table Value Total:  $    78,182
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

NONE      28-

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
-----------------------------  --------------  ---------  --------  ------------------  ---------- --------  ---------------------
                                                                                                                VOTING AUTHORITY
                                                           VALUE    SHRS OR  SH/  PUT/  INVESTMENT  OTHER    ---------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION MANAGERS  SOLE     SHARED OTHER
-----------------------------  --------------  ---------  --------  -------  ---- ----  ---------- --------  ----     ------ -----

AUTOMATIC DATA PROCESSING IN   COM             053015103   1,611       37,620           SOLE       NONE        4,150  N/A     33,470
AMERICAN EXPRESS CO            COM             025816109   4,627      114,187           SOLE       NONE       34,700  N/A     79,487
BJS RESTAURANTS INC            COM             09180C106      71        3,750           SOLE       NONE        2,500  N/A      1,250
BERKSHIRE HATHAWAY INC DEL     CL B            084670207  17,590        5,353           SOLE       NONE        1,365  N/A      3,988
CB RICHARD ELLIS GROUP INC     CL A            12497T101     623       45,943           SOLE       NONE            0  N/A     45,943
CNA FINL CORP                  COM             126117100   8,882      370,079           SOLE       NONE       99,800  N/A    270,279
COST PLUS INC CALIF            COM             221485105       0          199           SOLE       NONE            0  N/A        199
BARRY R G CORP OHIO            COM             068798107  10,431    1,212,964           SOLE       NONE      243,048  N/A    969,916
DECORATOR INDS INC             COM PAR $0.20   243631207      12       13,296           SOLE       NONE       13,296  N/A          0
ENERGIZER HLDGS INC            COM             29266R108   1,670       27,246           SOLE       NONE        7,600  N/A     19,646
GENERAL ELECTRIC CO            COM             369604103      30        2,000           SOLE       NONE            0  N/A      2,000
DOT HILL SYS CORP              COM             25848T109      18        9,440           SOLE       NONE        8,000  N/A      1,440
JAMBA INC                      COM             47023A101   1,329      790,900           SOLE       NONE      185,700  N/A    605,200
JOHNSON & JOHNSON              COM             478160104   2,425       37,645           SOLE       NONE        7,075  N/A     30,570
KROGER CO                      COM             501044101     552       26,900           SOLE       NONE            0  N/A     26,900
MARKEL CORP                    COM             570535104   3,930       11,559           SOLE       NONE        3,400  N/A      8,159
OFFICE DEPOT INC               COM             676220106   2,205      341,800           SOLE       NONE      140,000  N/A    201,800
PEPSICO INC                    COM             713448108      70        1,153           SOLE       NONE        1,153  N/A          0
STARBUCKS CORP                 COM             855244109  11,832      513,094           SOLE       NONE       75,400  N/A    437,694
SPORT CHALET INC               CL A            849163209       3        1,750           SOLE       NONE            0  N/A      1,750
TRAVELERS COMPANIES INC        COM             89417E109       7          136           SOLE       NONE          136  N/A          0
US BANCORP DEL                 COM NEW         902973304   2,149       95,454           SOLE       NONE       29,100  N/A     66,354
U S G CORP                     COM NEW         903293405      42        3,000           SOLE       NONE            0  N/A      3,000
WELLS FARGO & CO               COM             949746101      69        2,563           SOLE       NONE        2,500  N/A         63
WEST MARINE INC                COM             954235107      28        3,500           SOLE       NONE            0  N/A      3,500
WESCO FINL CORP                COM             950817106      34       34,300           SOLE       NONE            0  N/A     34,300
ZENITH NATL INS CORP           COM             989390109   7,942      266,871           SOLE       NONE       91,100  N/A    175,771